WARRANTS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Warrants [Abstract]
Warrants Disclosure [Text Block]
22.	WARRANTS

As indicated in the convertible promissory note footnote, during the year 2012, the Company borrowed a total of $460,000 from a third party under five separate promissory notes secured by personal guarantee of a director. Each note carried an interest rate of 12% per annum with a maturity date of six months from the date of issuance. Under the terms of the notes, the holder of the note has the option to convert the note to common shares at a discount of 15% from the average market price of the lowest three trading prices for the common stock during the ten trading days prior to the conversion date. The Company also issued a total of 842,500 common stock purchase warrants with an exercise price of $0.50 per share with an expiration date six months from the date of issuance. The Company fair valued the warrants on the date of issuances and recorded amounts based on their relative fair values to the debt and to the warrants. The fair value of the warrants was determined using the Black-Scholes pricing model and included the following assumptions

Expected annual dividend rate	0.00%
Weighted average exercise price	$0.50
Risk-free interest rate	2.00%
Average expected life	6 months
Expected volatility of common stock	80.00%
Forfeiture rate	0.00%

The warrants have an exercise price of $0.50 and have a contractual life of 6 months from the date of issuance. The value of the discounts created by the warrants and beneficial conversion feature were $36,113 and $52,118, respectively. The discount related to the beneficial conversion feature will be amortized to interest expense over the life of the debt and the discount for the warrants will be amortized to interest expense over the contractual life of the warrants. The relative fair values were allocated to the warrants and the debt. Accordingly, a discount was created on the debt and this discount will be amortized to interest expense of the life of the debt.

As of June 30, 2013, the following share purchase warrants were outstanding and exercisable:

Expiry date	Exercise date	June 30, 2013

April 9, 2013	$0.50	0

Share purchase warrant transactions and the number of share purchase warrants outstanding and exercisable are summarized as follows:

	June 30, 2013	Exercise price
Number of warrants outstanding as of January 1, 2013	-	-
Issued	385,000	$0.50
Exercised	-	-
Expired	(385,000)	-
Number of warrants outstanding as of June 30, 2013	-

27.	WARRANTS
As indicated in the convertible promissory note footnote, during 2012, the Company borrowed a total of $ 460,000 from a third party under five separate promissory notes secured by personal guarantee of a director. Each note carried an interest rate of 12% per annum with a maturity date of six months from the date of issuance. Under the terms of the notes, the holder of the note has the option to convert the note to common shares at a discount of 15% from the average market price of the lowest three trading prices for the common stock during the ten trading days prior to the conversion date. The Company also issued a total of 842,500 common stock purchase warrants with an exercise price of $0.50 per share with an expiration date six months from the date of issuance. The Company valued the warrants on the date of issuances and recorded amounts based on their relative fair values to the debt and to the warrants. The fair value of the warrants was determined using the Black-Scholes pricing model and included the following assumptions

Expected annual dividend rate	0.00%
Weighted average exercise price	$0.50
Risk-free interest rate	2.00%
Average expected life	6 months
Expected volatility of common stock	80.00%
Forfeiture rate	0.00%

The warrants have an exercise price of $0.5 and have a contractual life of 6 months from the date of issuance. The value of the discounts created by the warrants and beneficial conversion feature were $36,113 and $52,118, respectively. The discount related to the beneficial conversion feature will be amortized to interest expense over the life of the debt and the discount for the warrants will be amortized to interest expense over the contractual life of the warrants. The relative fair values were allocated to the warrants and the debt. Accordingly, a discount was created on the debt and this discount will be amortized to interest expense of the life of the debt.

As of December 31, 2012, the following share purchase warrants were outstanding and exercisable:

Expiry date	Exercise date	December 31, 2012

January 8, 2013	$0.50	150,000
February 15, 2013	$0.50	78,500
April 9, 2013	$0.50	157,000
		385,500

Share purchase warrant transactions and the number of share purchase warrants outstanding and exercisable are summarized as follows:

	2012	Exercise price
Number of warrants outstanding at January 1, 2012	-	-
Issued	842,000	$0.50
Exercised	-	-
Expired	(457,000)	-
Number of warrants outstanding at December 31, 2012	385,000